Long-term Investments	12 Months Ended
Dec. 31, 2022
Long-term Investments
Long-term Investments
11.	Long-term Investments

The following is a summary of long-term investments (in thousands):

	December 31,	December 31,
	2021	2022
	RMB	RMB
Investments in equity method investees	3,776,245	5,239,242
Equity investments with readily determinable fair values	5,886,911	2,567,268
Equity investments without readily determinable fair values	8,802,976	10,463,304
Investments accounted for at fair values	194,280	246,073
Debt investments	144,490	28,471
	18,804,902	18,544,358

(a)	Investments in equity method investees

The Group recorded equity share of earnings of RMB172.5 million, RMB1,575.5 million and RMB1,259.9 million for the years ended December 31, 2020, 2021, and 2022, respectively, which was included in “Investment income, net” in the consolidated statements of operations and comprehensive income. Significant equity method investments are summarized as follows.

(1)	In August 2013, the Group established a joint venture with China Telecom Corp. Ltd. (“China Telecom”), Zhejiang Yixin Technology Co., Ltd. (formerly known as Hangzhou Yixin Technology Co., Ltd.) (“Yixin”) to launch “YiChat”, a proprietary social instant messaging application for smart phones. The Group contributed RMB200.0 million cash in exchange for a 27.0% equity interest in Yixin. In July 2015, the Group increased its equity shares in Yixin to 35.0% with a cash consideration of approximately RMB127.5 million. Full impairment amounted to RMB197.7 million was made for this investment due to the investee not performing to expectation for the year ended December 31, 2022.
(2)	As of December 31, 2021, the Group invested an aggregated cash consideration of RMB1,643.2 million in five limited partnerships as a limited partner, and in 2022, the Group further contributed RMB32.9 million, RMB58.1 million and RMB121.4 million cash in three of them, respectively. The objectives of these limited partnerships are to engage in investment in online game business. The Group accounted such investments under the equity method.
(b)	Equity investments with readily determinable fair values

As of December 31, 2022, equity investments with readily determinable fair values included RMB1,099.0 million invested in shares of Alibaba, RMB374.1 million invested in shares of Huatai Securities Company Limited (“Huatai”), RMB283.3 million invested in shares of Shenzhen Transsion Holding Limited, RMB257.7 million invested in shares of AppLovin Corporation, RMB247.5 million invested in shares of Embracer Group AB (publ), RMB187.8 million invested in shares of Devolver Digital, Inc., and RMB117.9 million invested in shares of tinyBuild Inc. The Group recorded fair value gain of RMB720.6 million, RMB91.1 million and fair value loss of RMB3,414.7 million related to the equity investments with readily determinable fair value for the year ended December 31, 2020, 2021 and 2022, respectively.

The Group also received cash dividends of RMB12.7 million, RMB18.9 million and RMB21.1 million from Huatai for the years ended December 31, 2020, 2021 and 2022, respectively.

(c)	Equity investments without readily determinable fair value

Equity investments without readily determinable fair value represent investments in privately held companies with no readily determinable fair value. The Group does not have significant influence on these investees, or the investments are not common stock or in substance common stock. These investments are classified as equity investments without readily determinable fair value, and are carried at cost less impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. For the year ended December 31, 2020, 2021 and 2022, nil, RMB380.8 million and nil upward adjustments to the carrying value of equity securities without readily determinable fair value resulted from such transactions were recognized as “Investment income, net” in the consolidated statements of operations and comprehensive income, respectively.

The Group recognized a gain of RMB36.1 million, RMB172.5 million and RMB1,784.9 million related to the disposal of the Group’s investments in equity securities without readily determinable fair value as “Investment income, net” in the consolidated statements of operations and comprehensive income for the years ended December 31, 2020, 2021 and 2022, respectively.

The Group recognized impairment provision of RMB55.6 million, RMB19.2 million and RMB85.2 million related to certain of the equity investments without readily determinable fair value as “Investment income, net” in the consolidated statements of operations and comprehensive income for the years ended December 31, 2020, 2021 and 2022, respectively.